Related Party Transactions - Schedule of Accounts Receivable - Related Parties (Details) - Related Parties [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Subtotal	$ 1,385,555	$ 2,546,358
Less: allowance for credit losses
Total accounts receivable, net - related parties	$ 1,385,555	2,546,358
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 1,179,981	1,492,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 192,121	911,987
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 12,158	141,007
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 1,295	$ 1,340